Related Party Transactions and Licensing / Research Agreements: (Details Textual) - USD ($)		1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 13, 2013	Feb. 28, 2015	Aug. 31, 2013	Jul. 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 04, 2013
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 8,000,000
Technology Services Costs		$ 600,000				266,666				$ 1,852,428
Research and Development Expense, Total							$ 268,665		$ 368,221	1,348,143	$ 774,189	$ 1,242,706	$ 0
Due to Related Parties, Current							236,547			236,547		200,000	251,779
Repayments of Related Party Debt												0	$ 4,815
Service Fees Third Party										150,000
BRNI License Agreement [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total										1,000,000
Payments for Fees		2,400,000
Accounts Payable, Other, Current		200,000
Due to Related Parties, Current		600,000
Repayments of Related Party Debt							$ 5,000			20,000
Blanchette Rockefeller Neurosciences Institute [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total	$ 251,939
Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total										$ 1,000,000		$ 1,000,000
Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalties Percentage										2.00%		5.00%
Royalty Expense					$ 409,549
Services Reimbursement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Royalties Percentage										5.00%		2.00%
Services Reimbursement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Royalties Percentage										5.00%		5.00%
Statement Of Work Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets, Total												$ 1,645,470
Payment to Be Paid Upon Completion												465,000
Due to Other Related Parties		$ 2,540,000
Payments for Fees								$ 200,000		$ 200,000	$ 400,000	400,000
Statement Of Work Agreement [Member] | Monthly Installment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets, Total												137,123
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Prepaid Royalties														$ 48,600
Series A Preferred Stock [Member] | Technology License And Services Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 8,000,000
Series A Preferred Stock [Member] | Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalty Expense				$ 60,349
Royalty Prepaid			$ 520,252
Series B Preferred Stock [Member] | Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock										$ 25,000,000		$ 25,000,000
President [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							31.10%			31.10%
Director [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage												37.60%